Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 24, 2016	Mar. 25, 2016	Dec. 25, 2015	Sep. 25, 2015	Jun. 26, 2015	Mar. 27, 2015	Dec. 26, 2014	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Basic and Diluted Earnings (Loss) per Share Numerator:
Net income (loss)	$ 15,572	$ 20,645	$ 14,007	$ 8,572	$ (27,051)	$ 19,058	$ 5,800	$ (2,762)	$ 58,796	$ (4,955)	$ (73,948)
Convertible preferred stock and dividends									0	0	29,055
Net income (loss) attributable to common stockholders									$ 58,796	$ (4,955)	$ (103,003)
Basic and Diluted Earnings (Loss) per Share Denominator:
Weighted-average shares outstanding - Basic (shares)									62,486	62,527	50,998
Weighted-average shares outstanding - Diluted (shares)									62,820	62,527	50,998
Net income (loss) per share
Basic (in dollars per share)	$ 0.25	$ 0.33	$ 0.22	$ 0.14	$ (0.43)	$ 0.30	$ 0.09	$ (0.04)	$ 0.94	$ (0.08)	$ (2.02)
Diluted (in dollars per share)	$ 0.24	$ 0.33	$ 0.22	$ 0.14	$ (0.43)	$ 0.30	$ 0.09	$ (0.04)	$ 0.94	$ (0.08)	$ (2.02)